Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Infrastructure costs
Property and equipment	£ 367	£ 373	£ 368
Depreciation and amortisation	403	421	457
Lease payments	4	1	7
Impairment of property, equipment and intangible assets	280	21	3
Total infrastructure costs	1,054	816	835
Administration and general expenses
Consultancy, legal and professional fees	390	345	362
Marketing and advertising	235	176	258
UK bank levy	134	249	185
Other administration and general expenses	3,616	3,432	3,513
Total administration and general expenses	4,375	4,202	4,318
Staff costs	4,456	4,365	4,565
Litigation and conduct	154	76	264
Operating expense	10,039	£ 9,459	£ 9,982
Impairment loss - structural costs	£ 266